Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.15%
Communication Services - 3.59%
Arena Group Holdings,
Inc. (The)* 42,600 $ 73,698
Cardlytics, Inc.*+ 52,000 94,640
comScore, Inc.* 12,635 86,802
DHI Group, Inc.* 62,800 87,292
Entravision
Communications
Corp., Class A 159,500 334,950
Eventbrite, Inc., Class A* 110,000 232,100
EW Scripps Co. (The),
Class A* 85,500 253,080
Gaia, Inc.*+ 43,400 167,090
Harte Hanks, Inc.* 20,000 96,000
iHeartMedia, Inc.,
Class A* 184,974 305,207
KORE Group Holdings,
Inc.* 44,740 110,508
Marchex, Inc., Class B* 54,500 88,835
Moving Image
Technologies, Inc.* 13,100 8,188
NII Holdings Escrow*
∆
# 287,700 69,048
Playstudios, Inc.* 158,000 200,660
PSQ Holdings, Inc.*+ 22,000 50,380
Saga Communications,
Inc., Class A 14,716 183,509
System1, Inc.* 71,000 27,072
Townsquare Media, Inc.,
Class A 52,700 428,978
Travelzoo* 40,443 551,238
Zedge, Inc., Class B* 26,955 62,805
3,512,080
Consumer Discretionary - 12.97%
1stdibs.com, Inc.* 54,900 166,896
AMCON Distributing
Co.+ 1,900 222,879
American Outdoor
Brands, Inc.* 35,007 425,685
Ark Restaurants Corp.+ 14,500 146,450
BARK, Inc.*+ 243,235 338,097
Barnes & Noble
Education, Inc.*+ 39,000 409,500
Bassett Furniture
Industries, Inc. 18,544 282,796
Big 5 Sporting Goods
Corp. 35,000 33,842
Brilliant Earth Group,
Inc., Class A* 22,800 36,024
Canterbury Park Holding
Corp.+ 6,689 122,074
CarParts.com, Inc.* 82,800 82,800
Industry Company Shares Value
Consumer Discretionary (continued)
Cato Corp. (The),
Class A+ 22,000 $ 73,260
Chegg, Inc.* 87,000 55,610
Children's Place, Inc.
(The)*+ 43,050 376,257
Citi Trends, Inc.* 14,200 314,317
Clarus Corp. 65,000 243,750
ContextLogic, Inc.,
Class A* 38,700 270,126
Cooper-Standard
Holdings, Inc.* 19,500 298,740
Culp, Inc.*+ 18,000 90,000
Destination XL Group,
Inc.* 63,623 92,890
Duluth Holdings, Inc.,
Class B* 50,287 87,499
Emerson Radio Corp.* 47,100 21,054
Envela Corp.*+ 77,400 482,202
Escalade, Inc. 16,508 252,572
Flanigan's Enterprises,
Inc. 7,000 172,970
Flexsteel Industries, Inc. 14,900 543,999
Fossil Group, Inc.* 71,500 82,225
GEN Restaurant Group,
Inc.*+ 4,200 23,184
Grove Collaborative
Holdings* 52,525 70,909
Hamilton Beach Brands
Holding Co., Class A 18,000 349,740
Hooker Furnishings
Corp. 26,864 269,715
Inspirato, Inc.* 9,250 38,295
iRobot Corp.*+ 16,586 44,782
JAKKS Pacific, Inc. 16,090 396,940
Kirkland's, Inc.*+ 14,900 18,774
Lakeland Industries, Inc. 23,457 476,412
Lifetime Brands, Inc. 29,200 143,956
Motorcar Parts of
America, Inc.* 24,053 228,503
Movado Group, Inc. 9,200 153,824
Nathan's Famous, Inc. 5,200 501,150
Nerdy, Inc.*+ 143,000 203,060
Noodles & Co.* 56,352 61,424
PetMed Express, Inc.* 19,000 79,610
Potbelly Corp.* 60,000 570,600
Purple Innovation, Inc.* 115,000 87,308
RealReal, Inc. (The)* 35,100 189,189
Red Robin Gourmet
Burgers, Inc.*+ 26,500 94,340
Regis Corp.* 3,458 62,763
Rent the Runway, Inc.,
Class A*+ 5,000 22,300

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Rocky Brands, Inc. 23,200 $ 402,984
Solid Power, Inc.*+ 300,000 315,000
Sonder Holdings, Inc.*+ 50,000 100,000
Sportsman's Warehouse
Holdings, Inc.* 52,700 52,389
Star Equity Holdings,
Inc.* 10,678 24,132
Stoneridge, Inc.* 15,000 68,850
Strattec Security Corp.* 11,100 438,006
Superior Group of Cos.,
Inc. 33,691 368,580
Superior Industries
International, Inc.* 35,000 74,550
Sypris Solutions, Inc.* 59,404 95,640
ThredUp, Inc., Class A* 105,000 253,050
Unifi, Inc.* 29,500 141,895
United Homes Group,
Inc.* 15,000 42,000
Universal Electronics,
Inc.* 31,900 195,228
Vera Bradley, Inc.* 30,000 67,500
Weyco Group, Inc. 8,000 243,840
12,694,936
Consumer Staples - 2.04%
Alico, Inc. 9,950 296,908
Beyond Meat, Inc.*+ 90,000 274,500
Bridgford Foods Corp.*+ 21,900 176,076
Farmer Bros Co.* 20,000 44,400
Laird Superfood, Inc.* 15,000 92,250
Lifeway Foods, Inc.* 12,401 303,205
Local Bounti Corp.* 16,538 34,068
Mannatech, Inc.* 857 7,867
Medifast, Inc.* 20,000 269,600
Natural Alternatives
International, Inc.* 31,610 108,738
Rocky Mountain
Chocolate Factory,
Inc.* 20,466 24,969
United-Guardian, Inc.+ 13,466 121,059
Zevia PBC, Class A* 110,600 238,896
1,992,536
Energy - 6.22%
Aemetis, Inc.*+ 40,500 70,470
Amplify Energy Corp.* 70,000 261,800
Barnwell Industries, Inc.* 35,000 56,700
Berry Corp. 112,000 359,520
DMC Global, Inc.* 38,000 319,960
Evolution Petroleum
Corp. 50,800 263,144
Industry Company Shares Value
Energy (continued)
Forum Energy
Technologies, Inc.* 18,300 $ 368,013
FutureFuel Corp. 67,200 262,080
Geospace Technologies
Corp.*+ 10,000 72,100
Gran Tierra Energy, Inc.* 52,500 258,825
Gulf Island Fabrication,
Inc.* 35,348 228,348
Houston American
Energy Corp.* 28,000 21,560
KLX Energy Services
Holdings, Inc.*+ 21,702 75,957
Mammoth Energy
Services, Inc.* 45,000 91,800
Mexco Energy Corp. 8,000 60,160
NACCO Industries, Inc.,
Class A 9,470 319,423
Natural Gas Services
Group, Inc.* 21,602 474,596
New Era Helium, Inc.* 15,000 17,100
Nine Energy Service,
Inc.*+ 50,000 56,500
Oil States International,
Inc.* 100,000 515,000
PEDEVCO Corp.* 147,700 103,390
PHX Minerals, Inc. 120,200 474,790
Ranger Energy Services,
Inc., Class A 20,000 283,800
Ring Energy, Inc.*+ 268,650 308,948
SEACOR Marine
Holdings, Inc.* 37,300 188,738
Smart Sand, Inc. 133,200 344,988
W&T Offshore, Inc.+ 150,000 232,500
6,090,210
Financials - 18.88%
Advanced Flower
Capital, Inc.+ 30,796 171,534
AmeriServ Financial, Inc. 24,171 58,736
Associated Capital
Group, Inc., Class A+ 4,504 172,593
Atlantic American Corp. 100,256 170,435
Auburn National
BanCorp, Inc. 4,000 86,360
Bakkt Holdings, Inc.*+ 11,900 103,173
BankFinancial Corp. 26,469 334,568
Bankwell Financial
Group, Inc. 9,202 277,716
BayCom Corp. 12,800 322,176
BCB Bancorp, Inc. 24,300 239,598
Blue Foundry Bancorp* 20,000 184,000

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Blue Ridge Bankshares,
Inc.*+ 128,900 $ 420,214
C&F Financial Corp. 5,390 363,232
CB Financial Services,
Inc. 10,000 284,500
Chemung Financial
Corp. 6,298 299,596
Citizens Community
Bancorp, Inc. 18,600 267,468
Citizens, Inc.*+ 80,331 365,506
Cohen & Co., Inc. 4,500 36,810
Colony Bankcorp, Inc. 22,676 366,217
Consumer Portfolio
Services, Inc.* 55,500 481,185
Eagle Bancorp Montana,
Inc. 14,021 234,992
eHealth, Inc.* 55,000 367,400
Finwise Bancorp* 24,800 434,248
First Guaranty
Bancshares, Inc. 16,856 129,791
First Internet Bancorp 11,500 307,970
First Northwest Bancorp 11,250 114,300
First United Corp. 11,292 338,986
First Western Financial,
Inc.* 12,651 248,592
Fundamental Global,
Inc.* 1,520 27,163
Great Elm Group, Inc.* 49,597 93,738
Hanover Bancorp, Inc. 14,000 307,020
Hawthorn Bancshares,
Inc.+ 13,148 371,168
HomeStreet, Inc.* 17,500 205,450
Investar Holding Corp. 13,000 228,930
Katapult Holdings, Inc.* 5,316 54,383
Kingsway Financial
Services, Inc.*+ 30,000 237,600
Lake Shore Bancorp,
Inc. 7,644 120,775
Landmark Bancorp, Inc. 6,645 181,010
Magyar Bancorp, Inc.+ 10,579 147,048
Marygold Cos., Inc.
(The)* 79,767 75,779
MBIA, Inc.*+ 80,000 398,400
Medallion Financial
Corp. 53,744 468,110
Meridian Corp. 15,603 224,683
Norwood Financial Corp. 12,595 304,421
Ohio Valley Banc Corp. 5,500 143,275
Onity Group, Inc.* 14,716 475,621
OP Bancorp 20,500 246,410
Oportun Financial Corp.* 70,000 384,300
OppFi, Inc.+ 25,000 232,500
Industry Company Shares Value
Financials (continued)
OptimumBank Holdings,
Inc.* 16,600 $ 68,226
PCB Bancorp 18,000 336,780
Penns Woods Bancorp,
Inc. 7,800 217,698
Peoples Bancorp of
North Carolina, Inc. 6,452 175,753
Ponce Financial Group,
Inc.* 29,899 378,820
Primis Financial Corp. 36,557 357,162
Princeton Bancorp, Inc. 8,179 249,869
Provident Financial
Holdings, Inc. 8,300 121,097
Riverview Bancorp, Inc. 24,506 138,459
Security National
Financial Corp.,
Class A* 50,703 613,506
Silvercrest Asset
Management Group,
Inc., Class A 16,102 263,429
Southern First
Bancshares, Inc.* 10,600 348,952
Southern States
Bancshares, Inc. 10,000 357,500
Summit State Bank+ 7,820 72,179
SWK Holdings Corp.* 25,000 434,750
Timberland Bancorp, Inc. 10,911 328,967
Union Bankshares, Inc. 5,575 175,445
United Security
Bancshares 33,000 295,680
Usio, Inc.* 90,000 131,400
Waterstone Financial,
Inc. 32,647 439,102
Western New England
Bancorp, Inc. 45,844 426,349
Westwood Holdings
Group, Inc. 27,500 445,500
18,486,303
Health Care - 26.95%
Accuray, Inc.* 201,100 359,969
ACELYRIN, Inc.* 131,700 325,299
Aclaris Therapeutics,
Inc.* 197,019 301,439
Acrivon Therapeutics,
Inc.*+ 73,000 148,190
Actinium
Pharmaceuticals, Inc.* 75,000 120,750
Acumen
Pharmaceuticals, Inc.* 101,871 112,058
Adicet Bio, Inc.* 91,300 68,931

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Aerovate Therapeutics,
Inc.*+ 25,000 $ 62,750
AirSculpt Technologies,
Inc.*+ 25,000 58,375
Alpha Teknova, Inc.*+ 75,000 389,250
Alto Neuroscience, Inc.* 25,000 54,000
American Shared
Hospital Services* 8,700 24,186
American Well Corp.,
Class A* 5,000 39,400
Amylyx Pharmaceuticals,
Inc.* 146,500 518,610
AN2 Therapeutics, Inc.* 59,000 80,240
Annovis Bio, Inc.*+ 15,300 22,950
Apyx Medical Corp.* 85,300 116,861
Aquestive Therapeutics,
Inc.*+ 160,000 464,000
Armata Pharmaceuticals,
Inc.* 41,382 60,418
Assembly Biosciences,
Inc.* 13,750 131,450
Atara Biotherapeutics,
Inc.* 14,000 83,160
Atea Pharmaceuticals,
Inc.* 133,300 398,567
Biodesix, Inc.* 116,311 72,718
Biomea Fusion, Inc.*+ 33,300 70,929
Biote Corp., Class A* 50,000 166,500
Black Diamond
Therapeutics, Inc.* 62,800 97,340
Butterfly Network, Inc.*+ 98,000 223,440
C4 Therapeutics, Inc.* 125,000 200,000
Cabaletta Bio, Inc.*+ 37,675 52,180
Calidi Biotherapeutics,
Inc.* 10,000 5,662
CareCloud, Inc.* 23,863 33,170
Caribou Biosciences,
Inc.* 90,000 82,179
Century Therapeutics,
Inc.* 93,800 44,649
Cerus Corp.* 10,000 13,900
Claritev Corp.*+ 30,000 618,900
Clearside Biomedical,
Inc.* 255,000 234,064
Climb Bio, Inc.* 123,800 151,036
Codexis, Inc.* 92,000 247,480
Coherus Biosciences,
Inc.*+ 143,000 115,401
Corvus Pharmaceuticals,
Inc.*+ 40,000 127,200
Cumberland
Pharmaceuticals, Inc.* 49,887 211,022
CVRx, Inc.*+ 49,600 606,608
Industry Company Shares Value
Health Care (continued)
CytomX Therapeutics,
Inc.* 151,000 $ 96,006
Design Therapeutics,
Inc.* 20,000 77,200
Editas Medicine, Inc.* 20,000 23,200
Electromed, Inc.* 27,000 644,220
Enanta Pharmaceuticals,
Inc.* 15,000 82,800
Enzo Biochem, Inc.+ 75,200 27,824
Eton Pharmaceuticals,
Inc.* 26,700 346,566
Exagen, Inc.* 20,000 71,800
Fibrobiologics, Inc.*+ 75,000 67,500
Foghorn Therapeutics,
Inc.* 32,500 118,625
Fractyl Health, Inc.* 65,500 77,945
Fulcrum Therapeutics,
Inc.*+ 90,000 259,200
Gain Therapeutics, Inc.* 30,004 57,308
Generation Bio Co.* 50,000 20,250
Gossamer Bio, Inc.* 535,000 588,500
Harvard Bioscience, Inc.* 77,017 43,592
Hyperfine, Inc.* 82,800 59,310
Ikena Oncology, Inc.* 87,500 112,000
Immuneering Corp.,
Class A* 49,849 75,770
Immunic, Inc.* 115,000 125,350
Incannex Healthcare,
Inc.* 25,000 16,912
InfuSystem Holdings,
Inc.* 64,800 348,624
Inhibrx Biosciences, Inc.* 6,500 90,935
Inogen, Inc.* 51,700 368,621
Inozyme Pharma, Inc.* 93,000 84,630
IO Biotech, Inc.* 75,000 81,750
iTeos Therapeutics, Inc.* 35,000 208,950
Karyopharm
Therapeutics, Inc.* 10,000 37,400
Kewaunee Scientific
Corp.* 9,200 362,296
Kodiak Sciences, Inc.* 94,200 264,231
Kronos Bio, Inc.* 118,927 98,115
Kyverna Therapeutics,
Inc.*+ 54,000 104,220
Larimar Therapeutics,
Inc.* 96,916 208,369
Lexeo Therapeutics,
Inc.*+ 35,000 121,450
Lifecore Biomedical,
Inc.*+ 56,900 400,576
LifeMD, Inc.* 55,500 301,920

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
Lineage Cell
Therapeutics, Inc.* 167,900 $ 75,824
MacroGenics, Inc.* 100,000 127,000
MAIA Biotechnology,
Inc.*+ 36,000 55,080
MediciNova, Inc.* 95,247 139,061
Metagenomi, Inc.*+ 92,200 125,392
Milestone Scientific, Inc.* 149,500 139,424
ModivCare, Inc.*+ 24,500 32,217
Myomo, Inc.* 67,500 324,675
NanoViricides, Inc.*+ 44,039 51,526
Nautilus Biotechnology,
Inc.* 50,000 43,050
Neuronetics, Inc.*+ 45,205 166,354
NeuroPace, Inc.* 28,400 349,036
NextCure, Inc.* 50,000 24,015
Nkarta, Inc.* 75,000 138,000
Omeros Corp.*+ 28,215 231,927
OnKure Therapeutics,
Inc., Class A*+ 25,000 107,500
Optinose, Inc.* 6,013 55,139
OraSure Technologies,
Inc.* 110,000 370,700
Owlet, Inc.* 25,225 92,828
Palatin Technologies,
Inc.* 1,686 983
Passage Bio, Inc.* 90,100 31,814
PepGen, Inc.*+ 43,923 61,712
Performant Healthcare,
Inc.* 203,300 601,768
Personalis, Inc.* 30,600 107,406
Perspective
Therapeutics, Inc.* 125,000 266,250
PMV Pharmaceuticals,
Inc.* 58,400 63,656
Prelude Therapeutics,
Inc.*+ 85,000 65,280
Protalix BioTherapeutics,
Inc.*+ 180,000 460,800
Protara Therapeutics,
Inc.*+ 40,000 170,400
Pulmonx Corp.* 61,000 410,530
Puma Biotechnology,
Inc.* 73,300 216,968
Pyxis Oncology, Inc.*+ 65,595 64,277
Quantum-Si, Inc.*+ 190,000 228,000
Quince Therapeutics,
Inc.*+ 72,922 96,986
Rallybio Corp.* 87,400 57,203
Rani Therapeutics
Holdings, Inc.,
Class A*+ 46,500 58,590
Industry Company Shares Value
Health Care (continued)
RAPT Therapeutics, Inc.* 100,000 $ 122,000
Retractable
Technologies, Inc.* 71,700 50,441
Rigel Pharmaceuticals,
Inc.* 34,000 611,660
Sagimet Biosciences,
Inc., Class A*+ 48,900 159,414
scPharmaceuticals,
Inc.*+ 61,300 161,219
SCYNEXIS, Inc.* 59,500 56,650
Seer, Inc.* 116,700 197,223
Sera Prognostics, Inc.,
Class A*+ 86,105 316,866
Seres Therapeutics, Inc.* 250,000 175,025
Serina Therapeutics,
Inc.* 2,495 14,147
Shattuck Labs, Inc.* 37,300 35,439
Sight Sciences, Inc.* 90,533 217,279
Skye Bioscience, Inc.*+ 42,000 66,780
Solid Biosciences, Inc.*+ 75,071 277,763
Spero Therapeutics, Inc.* 104,800 75,456
Stereotaxis, Inc.* 127,100 223,696
SunLink Health Systems,
Inc.* 25,000 25,000
Tango Therapeutics, Inc.* 125,000 171,250
Tectonic Therapeutic,
Inc.* 14,068 249,144
Tela Bio, Inc.* 50,000 61,000
TherapeuticsMD, Inc.* 34,000 31,450
Trevi Therapeutics, Inc.* 77,881 489,871
TriSalus Life Sciences,
Inc.* 65,000 358,800
TruBridge, Inc.*+ 29,452 810,519
TScan Therapeutics,
Inc.* 103,300 142,554
UNITY Biotechnology,
Inc.* 50,000 52,000
Utah Medical Products,
Inc. 5,000 280,200
Vanda Pharmaceuticals,
Inc.* 79,500 364,905
Ventyx Biosciences, Inc.* 84,000 96,600
Verrica Pharmaceuticals,
Inc.* 50,000 22,110
Vigil Neuroscience,
Inc.*+ 68,664 122,222
Vor BioPharma, Inc.* 105,700 75,840
Voyager Therapeutics,
Inc.*+ 106,259 359,155
Werewolf Therapeutics,
Inc.* 37,586 36,541
Xilio Therapeutics, Inc.*+ 71,081 51,491

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Health Care (continued)
XOMA Royalty Corp.* 25,000 $ 498,250
Xtant Medical Holdings,
Inc.* 179,100 84,177
Zentalis
Pharmaceuticals, Inc.* 152,300 242,157
26,386,861
Industrials - 11.08%
Acme United Corp. 6,235 246,968
Air Industries Group* 4,000 13,920
Alpha Pro Tech, Ltd.* 35,901 179,505
Alta Equipment Group,
Inc.+ 35,000 164,150
Amprius Technologies,
Inc.*+ 195,000 522,600
Avalon Holdings Corp.,
Class A* 3,900 11,076
Babcock & Wilcox
Enterprises, Inc.* 211,600 142,280
BGSF, Inc. 17,400 64,032
BlackSky Technology,
Inc.* 43,750 338,188
Chicago Rivet &
Machine Co. 8,000 87,120
Complete Solaria, Inc.*+ 134,500 208,475
CompX International,
Inc.+ 26,586 550,862
CPI Aerostructures, Inc.* 21,200 73,564
Eastern Co. (The) 9,700 245,604
Energy Vault Holdings,
Inc.*+ 50,000 34,770
Espey Mfg. & Electronics
Corp. 4,608 125,015
FiscalNote Holdings,
Inc.* 155,000 125,256
FreightCar America, Inc.* 50,000 276,500
Gencor Industries, Inc.* 29,200 355,072
Hudson Global, Inc.* 10,942 116,751
Hurco Cos., Inc. 13,000 201,630
Hyliion Holdings Corp.* 42,500 59,500
INNOVATE Corp.* 25,000 195,750
Innovative Solutions and
Support, Inc.*+ 25,400 159,766
L B Foster Co., Class A* 18,400 362,112
Mastech Digital, Inc.* 30,544 311,854
Matrix Service Co.* 25,000 310,750
Mayville Engineering
Co., Inc.* 15,258 204,915
Mistras Group, Inc.* 48,100 508,898
NN, Inc.* 64,603 146,003
Orion Group Holdings,
Inc.* 53,153 277,990
Industry Company Shares Value
Industrials (continued)
Palladyne AI Corp.*+ 44,400 $ 261,072
Perma-Pipe International
Holdings, Inc.* 27,610 343,192
Quad/Graphics, Inc. 66,169 360,621
Radiant Logistics, Inc.* 67,000 412,050
RCM Technologies, Inc.* 26,742 417,175
Servotronics, Inc.*+ 16,653 176,522
SIFCO Industries, Inc.* 10,624 29,322
Skillsoft Corp.* 18,000 346,320
SolarMax Technology,
Inc.* 25,000 30,000
Southland Holdings,
Inc.*+ 118,000 352,820
Spire Global, Inc.*+ 20,000 161,800
Surf Air Mobility, Inc.*+ 15,946 42,576
T1 Energy, Inc.*+ 175,000 220,500
Team, Inc.* 6,000 101,520
TrueBlue, Inc.* 38,000 201,780
TTEC Holdings, Inc.+ 62,000 203,980
Twin Disc, Inc. 31,579 239,053
Ultralife Corp.* 27,400 147,412
Virco Mfg. Corp.+ 19,400 183,524
10,852,115
Information Technology - 10.83%
8x8, Inc.* 50,000 100,000
908 Devices, Inc.* 30,500 136,640
ACCESS Newswire,
Inc.* 7,500 66,225
Aeva Technologies,
Inc.*+ 75,000 525,000
Airship AI Holdings,
Inc.*+ 35,700 137,802
Amtech Systems, Inc.* 14,600 70,518
Arteris, Inc.* 12,000 82,920
AstroNova, Inc.* 30,500 280,295
Aviat Networks, Inc.* 20,900 400,653
Aware, Inc.* 50,000 79,000
AXT, Inc.* 63,000 88,830
Backblaze, Inc., Class A* 64,500 311,535
BK Technologies Corp.* 5,644 221,358
Comtech
Telecommunications
Corp.* 45,000 72,000
CoreCard Corp.* 9,737 182,179
CPI Card Group, Inc.* 12,500 364,625
CSP, Inc. 44,145 677,184
Domo, Inc., Class B* 23,500 182,360
D-Wave Quantum, Inc.*+ 25,000 190,000
Everspin Technologies,
Inc.* 31,400 160,140

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Expensify, Inc., Class A* 183,000 $ 556,320
Frequency Electronics,
Inc. 21,500 336,475
Greenidge Generation
Holdings, Inc.*+ 17,000 12,478
GSI Technology, Inc.*+ 40,217 81,641
Immersion Corp. 40,000 303,200
Information Services
Group, Inc. 50,000 195,500
Inseego Corp.* 28,700 234,479
Intellicheck, Inc.* 28,447 86,194
inTEST Corp.*+ 15,000 104,850
Inuvo, Inc.* 200,000 71,000
Kaltura, Inc.* 185,000 347,800
Key Tronic Corp.* 17,400 44,892
KVH Industries, Inc.* 32,700 172,983
LGL Group, Inc. (The)* 9,700 63,341
LivePerson, Inc.* 100,000 79,910
Magnachip
Semiconductor Corp.* 45,000 154,350
MicroVision, Inc.*+ 100,000 124,000
Mobix Labs, Inc.* 16,200 14,463
M-Tron Industries, Inc.* 6,334 282,116
Network-1 Technologies,
Inc. 23,300 30,290
ON24, Inc.* 66,700 346,840
Optical Cable Corp.* 17,600 49,104
Pixelworks, Inc.* 65,100 40,805
Quantum Corp.*+ 8,240 118,491
RF Industries, Ltd.* 12,900 60,501
Richardson Electronics,
Ltd. 19,011 212,163
Rimini Street, Inc.* 120,200 418,296
SmartRent, Inc.* 100,000 121,000
Telos Corp.* 90,075 214,379
TransAct Technologies,
Inc.*+ 34,845 128,230
Trio-Tech International* 24,300 145,557
Turtle Beach Corp.* 7,000 99,890
Unusual Machines, Inc.* 10,000 64,000
Upland Software, Inc.* 50,300 143,858
Veritone, Inc.*+ 64,100 149,033
VirnetX Holding Corp.*+ 5,565 41,125
Vishay Precision Group,
Inc.* 15,000 361,350
WidePoint Corp.* 14,458 48,145
WM Technology, Inc.* 191,400 216,282
10,604,595
Industry Company Shares Value
Materials - 3.59%
5E Advanced Materials,
Inc.*+ 2,634 $ 10,088
American Vanguard
Corp. 40,000 176,000
Ampco-Pittsburgh Corp.* 66,200 143,654
Arq, Inc.* 68,779 286,809
Ascent Industries Co.*+ 20,950 265,227
Contango ORE, Inc.*+ 20,000 204,200
Core Molding
Technologies, Inc.* 14,400 218,880
Dakota Gold Corp.* 106,500 282,225
Flexible Solutions
International, Inc. 17,707 89,420
Flotek Industries, Inc.* 51,425 428,370
Friedman Industries, Inc. 19,700 293,333
Gulf Resources, Inc.* 32,360 22,814
Idaho Strategic
Resources, Inc.*+ 20,007 286,300
Loop Industries, Inc.*+ 74,900 86,135
Magnera Corp.* 3,976 72,204
Northern Technologies
International Corp. 14,522 151,174
Solitario Resources
Corp.* 155,000 93,000
Tredegar Corp.* 44,500 342,650
United States Antimony
Corp.*+ 27,800 61,160
3,513,643
Real Estate - 2.13%
American Realty
Investors, Inc.*+ 2,363 25,875
AMREP Corp.* 30,858 618,703
Douglas Elliman, Inc.* 235,329 404,766
Maui Land & Pineapple
Co., Inc.* 21,446 376,806
New Concept Energy,
Inc.* 8,400 6,476
Offerpad Solutions, Inc.* 25,400 42,164
Rafael Holdings, Inc.,
Class B* 36,656 68,547
RE/MAX Holdings, Inc.,
Class A* 35,000 292,950
Stratus Properties, Inc.* 14,250 252,937
2,089,224
Utilities - 0.87%
Cadiz, Inc.*+ 77,568 227,274
RGC Resources, Inc. 25,000 521,750

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

Showing percentage of net assets as of March 31, 2025
Quarterly Report | March 31, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Utilities (continued)
Spruce Power Holding
Corp.* 44,025 $ 106,101
855,125
TOTAL COMMON STOCKS - 99.15% 97,077,628
(Cost $93,560,532)
.
Rights - 0.01%
Adamas
Pharmaceuticals, Inc.,
CVR*
∆
#+++ 110,000 —
AVROBIO, Inc.,
CVR*
∆
#+++ 7,165 —
Enliven Therapeutics,
Inc., CVR*
∆
#+++ 66,800 —
Pineapple Holdings,
Inc., CVR*
∆
#+++ 14,504 3,916
TOTAL RIGHTS - 0.01% 3,916
(Cost $ — )
.
Warrants - 0.01%
LGL Group, Inc. (The),
expiring 11/16/25* 29,200 9,341
M-Tron Industries, Inc.,
expiring 03/11/28* 11,334 —
Serina Therapeutics,
Inc., expiring
07/31/25*
∆
# 2,388 —
TOTAL WARRANTS - 0.01% 9,341
(Cost $60,323)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.88%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.23% 862,252
862,252
TOTAL MONEY MARKET FUND - 0.88% 862,252
(Cost $862,252)
^
Rate^
B
Shares
B
Value
.
Investments Purchased With Cash Proceeds
From Securities Lending - 10.28%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.29% 10,069,308
$ 10,069,308
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 10.28% 10,069,308
(Cost $10,069,308)
TOTAL INVESTMENTS
-
110.33%
$ 108,022,445
(Cost $104,552,415)
Liabilities in Excess of Other Assets - (10.33%) (10,110,913)
NET ASSETS - 100.00% $ 97,911,532
# Illiquid security as determined under procedures approved by the Board of Directors. The aggregate value of illiquid securities is $72,964, which is 0.07% of total net assets.
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
March 31, 2025.
^ Rate disclosed as of March 31, 2025.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
March 31, 2025. Total loaned securities had a value of
$12,786,009 as of March 31, 2025.
+++ No stated maturity date.
CVR - Contingent Value Right

Ultra-Small Company Market Fund
Schedule of Investments (Unaudited)
(continued)

bridgewayfunds.com
Summary of inputs used to value the Fund’s investments as of 3/31/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks
Communication Services $ 3,443,032 $ – $ 69,048 $ 3,512,080
Energy 6,030,050 60,160 – 6,090,210
Other Industries (a) 87,475,338 – – 87,475,338
Total Common Stocks 96,948,420 60,160 69,048 97,077,628
Rights – – 3,916 3,916
Warrants 9,341 0 0 9,341
Money Market Fund 862,252 – – 862,252
Investments Purchased With Cash Proceeds From Securities
Lending 10,069,308 – – 10,069,308
TOTAL
$107,889,321 $60,160 $72,964 $108,022,445
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Common
Stocks Rights Warrants Total
Balance as of 06/30/2024 $ 69,048 $ 3,916 $ 0 $ 72,964
Purchases/Issuances – – 0 0
Sales/Expirations – – – –
Return of Capital – – – –
Realized Gain/(Loss) – – – –
Change in unrealized Appreciation/(Depreciation) – – – –
Transfers in – – – –
Transfers out – – – –
Balance as of 03/31/2025 $ 69,048 $ 3,916 $ 0 $ 72,964
Net change in unrealized Appreciation/(Depreciation) from investments held as of 03/31/2025 $ – $ – $ – $ –